Significant Credit and Revenue Concentration	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Significant Credit and Revenue Concentration
Significant Credit and Revenue Concentration
As of December 31, 2017 and 2016, the Company’s real estate investments are operated by 419 and 450 tenants, respectively, that operate within retail, office and industrial property types across various industries throughout the U.S. Shopko operates in the general merchandise industry and is the Company’s largest tenant as a percentage of rental revenue. Total rental revenues from properties leased to Shopko for the years ended December 31, 2017 and 2016, contributed 7.7% and 9.0%, respectively, of the rental revenue shown in the accompanying consolidated statements of operations. No other tenant contributed 4% or more of the rental revenue during any of the periods presented. As of December 31, 2017 and 2016, the Company's net investment in Shopko properties represents approximately 5.1% and 5.8%, respectively, of the Company's total assets shown in the accompanying consolidated balance sheets.